Other Financial Assets and Liabilities - Summary of Hedged items (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	₩ 3,361,069	₩ 2,848,287
Changes in fair value to calculate the ineffective portion of hedges	(359,198)	(45,380)
Cash flow hedge reserves	(42,140)	(28,893)
USD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	3,160,554	2,593,707
Changes in fair value to calculate the ineffective portion of hedges	(358,087)	(44,365)
Cash flow hedge reserves	(42,425)	(30,415)
JPY
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	0	3,651
Changes in fair value to calculate the ineffective portion of hedges	0	162
Cash flow hedge reserves	0	49
EUR
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	10,548	10,985
Changes in fair value to calculate the ineffective portion of hedges	(437)	(581)
Cash flow hedge reserves	(228)	158
KRW
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	189,967	239,944
Changes in fair value to calculate the ineffective portion of hedges	(674)	(596)
Cash flow hedge reserves	₩ 513	₩ 1,315